1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
Tel: 215.963.5000	Counselors at Law
Fax: 215.963.5001

November 2, 2010

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                             SEI Institutional Investments Trust Post-Effective Amendment Nos. 48 and 49 to Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257)

Ladies and Gentlemen:

On behalf of our client, SEI Institutional Investments Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 48 and, under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 49 (the “Amendments”) to the Trust’s Registration Statement on Form N-1A.

This filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of introducing the Ultra Short Duration Bond Fund as a new series of the Trust.

If you have any questions regarding the Amendments, please do not hesitate to contact the undersigned at 215.963.5701.

Very truly yours,

/s/ Sofia A. Rosala
Sofia A. Rosala, Esq.

cc:                                Ms. Julie Vossler